ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 14,879	$ 14,155
Prepaid expenses and other assets	11,363	10,557
Restricted cash	2,270	2,666
Accounts receivable and other	$ 28,512	$ 27,378